Capital Stock (Details) - Schedule of Stock-based Compensation Expense - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 2,165,073	$ 4,813,049
Common Share Awards [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	1,899,442	3,455,680
Stock Option Awards [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	$ 265,631	$ 1,357,369